Cash and Cash Equivalents - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Interest income earned from cash in banks and temporary cash investments	₱ 560	₱ 1,022	₱ 957